Segments (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segments

Nucor’s results by segment are as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Net sales to external customers:
Steel mills	$14,723,642	$13,311,948	$13,781,797
Steel products	4,032,385	3,607,333	3,738,381
Raw materials	2,349,114	2,132,765	1,909,095

	$21,105,141	$19,052,046	$19,429,273

Intercompany sales:
Steel mills	$2,904,317	$2,563,554	$2,609,411
Steel products	105,383	97,090	71,277
Raw materials	9,618,145	9,116,860	9,514,163
Corporate/eliminations	(12,627,845)	(11,777,504)	(12,194,851)

	$—	$—	$—

Depreciation expense:
Steel mills	$366,568	$332,258	$366,182
Steel products	42,777	42,737	47,948
Raw materials	235,443	154,065	112,939
Corporate	7,212	6,792	6,941

	$652,000	$535,852	$534,010

Amortization expense:
Steel mills	$15,269	$13,911	$8,750
Steel products	27,644	31,082	35,152
Raw materials	29,510	29,363	29,109

	$72,423	$74,356	$73,011

Earnings (loss) before income taxes and noncontrolling interests:
Steel mills	$1,594,352	$1,156,715	$1,162,270
Steel products	166,323	82,129	(17,140)
Raw materials	(29,053)	13,686	55,264
Corporate/eliminations	(527,045)	(461,407)	(347,454)

	$1,204,577	$791,123	$852,940

Segment assets:
Steel mills	$9,097,576	$8,365,023	$7,894,974
Steel products	2,885,209	2,861,403	2,935,146
Raw materials	3,927,159	3,956,913	3,400,690
Corporate/eliminations	(294,017)	19,944	(78,751)

	$15,615,927	$15,203,283	$14,152,059

Capital expenditures:
Steel mills	$343,767	$589,621	$369,463
Steel products	27,262	22,472	31,698
Raw materials	197,252	610,745	604,312
Corporate	586	7,580	13,861

	$568,867	$1,230,418	$1,019,334

Schedule of Net Sale by Product to External Customers

Net sales by product were as follows (in thousands). Further product group breakdown is impracticable.

	Year Ended December 31,
	2014	2013	2012
Net sales to external customers:
Sheet	$5,988,303	$5,219,464	$5,540,868
Bar	4,051,171	3,730,328	3,999,911
Structural	2,617,196	2,558,538	2,301,778
Plate	2,066,972	1,803,618	1,939,240
Steel products	4,032,385	3,607,333	3,738,381
Raw materials	2,349,114	2,132,765	1,909,095

	$21,105,141	$19,052,046	$19,429,273